Stockholders' Equity - Schedule of Stockholders' Compensation (Parenthetical) (Detail)				12 Months Ended
	Jan. 02, 2018 Installments R$ / shares	Jan. 02, 2017 Installments R$ / shares	Jan. 04, 2016 Installments R$ / shares	Dec. 31, 2017 Installments R$ / shares	Dec. 31, 2016 Installments R$ / shares	Dec. 31, 2015 Installments R$ / shares
Disclosure of classes of share capital [line items]
Number of installments | Installments		1	1	11	11	11
Dividend paid per share		R$ 0.015	R$ 0.150	R$ 0.015	R$ 0.015	R$ 0.015
Interest on capital paid per share			R$ 0.198	R$ 0.399	R$ 0.399	R$ 0.346
Number of installments | Installments		1	1	11	11	11
Dividend paid per share		R$ 0.015	R$ 0.150	R$ 0.015	R$ 0.015	R$ 0.015
Interest on capital paid per share			R$ 0.198	R$ 0.399	R$ 0.399	R$ 0.346
Subsequent Event 1 [member]
Disclosure of classes of share capital [line items]
Number of installments | Installments	1
Dividend paid per share	R$ 0.015
Number of installments | Installments	1
Dividend paid per share	R$ 0.015
Dividends provision per share	R$ 0.1304